Quarterly Holdings Report
for
Fidelity® Infrastructure Fund
July 31, 2022
ISF-NPRT3-0922
1.9896238.102
Common Stocks - 96.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 5.6%
Cellnex Telecom SA (a)	53,989	2,414,881
Helios Towers PLC (b)	236,197	415,066
		2,829,947
Media - 1.1%
Charter Communications, Inc. Class A (b)	1,200	518,520
TOTAL COMMUNICATION SERVICES		3,348,467
ENERGY - 13.4%
Oil, Gas & Consumable Fuels - 13.4%
Cheniere Energy, Inc.	14,694	2,197,929
DT Midstream, Inc.	8,300	456,749
Enterprise Products Partners LP	10,124	270,615
ONEOK, Inc.	13,400	800,516
Targa Resources Corp.	17,100	1,181,781
The Williams Companies, Inc.	53,954	1,839,292
		6,746,882
INDUSTRIALS - 33.3%
Commercial Services & Supplies - 7.6%
GFL Environmental, Inc.	25,684	710,163
Republic Services, Inc.	7,200	998,352
Waste Connections, Inc. (United States)	12,250	1,633,783
Waste Management, Inc.	3,000	493,680
		3,835,978
Construction & Engineering - 2.8%
Ferrovial SA	30,331	808,475
VINCI SA	6,220	596,242
		1,404,717
Transportation Infrastructure - 22.9%
Aena SME SA (a)(b)	21,488	2,718,012
Flughafen Zuerich AG (b)	4,600	762,116
Getlink SE	120,615	2,407,552
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	10,000	1,350,400
Grupo Aeroportuario Norte S.A.B. de CV ADR	19,713	957,658
Transurban Group unit	328,646	3,359,317
		11,555,055
TOTAL INDUSTRIALS		16,795,750
REAL ESTATE - 9.6%
Equity Real Estate Investment Trusts (REITs) - 9.6%
American Tower Corp.	3,435	930,301
ARGAN SA	2,200	223,952
Crown Castle International Corp.	5,624	1,016,032
Digital Realty Trust, Inc.	3,780	500,661
Equinix, Inc.	1,106	778,336
Prologis (REIT), Inc.	2,319	307,407
SBA Communications Corp. Class A	2,906	975,806
Warehouses de Pauw	3,613	122,449
		4,854,944
UTILITIES - 33.8%
Electric Utilities - 18.9%
Constellation Energy Corp.	11,300	746,930
Enel SpA	158,800	800,553
Exelon Corp.	31,100	1,445,839
Iberdrola SA	165,100	1,763,017
NextEra Energy, Inc.	41,097	3,472,281
ORSTED A/S (a)	11,167	1,300,025
		9,528,645
Independent Power and Renewable Electricity Producers - 7.5%
Brookfield Renewable Partners LP	15,800	596,450
EDP Renovaveis SA	32,500	840,381
NextEra Energy Partners LP	11,194	926,192
RWE AG	21,300	874,705
The AES Corp.	24,090	535,280
		3,773,008
Multi-Utilities - 7.4%
Dominion Energy, Inc.	21,828	1,789,459
Engie SA	36,600	452,828
WEC Energy Group, Inc.	14,200	1,474,102
		3,716,389
TOTAL UTILITIES		17,018,042
TOTAL COMMON STOCKS (Cost $44,965,709)		48,764,085

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c) (Cost $1,459,751)	1,459,460	1,459,751

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $46,425,460)	50,223,836
NET OTHER ASSETS (LIABILITIES) - 0.3%	146,357
NET ASSETS - 100.0%	50,370,193

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,432,918 or 12.8% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	2,707,951	25,773,397	27,021,597	7,054	-	-	1,459,751	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	870,800	11,296,243	12,167,043	960	-	-	-	0.0%
Total	3,578,751	37,069,640	39,188,640	8,014	-	-	1,459,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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